Additional disclosures - Schedule of preferred shares and securities by issuer (Details) € in Millions, £ in Millions, $ in Millions						12 Months Ended
	Sep. 21, 2021	May 12, 2021	Jan. 14, 2020	Feb. 08, 2019 EUR (€)	Mar. 19, 2018 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Feb. 08, 2019 USD ($)
Santander UK plc, October 1995 | Fixed rate debt | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount | £								£ 80.3
Interest rate						10.375%	10.375%	10.375%
Santander UK plc, February 1996 | Fixed rate debt | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount | £								£ 80.3
Interest rate						10.375%	10.375%	10.375%
Banco Santander, S.A., March 2018 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount					€ 1,500.0
Interest rate					4.75%	4.75%	4.75%	4.75%
Subordinated issue, initial interest rate term					7 years	7 years
Subordinated issue, adjustment to reference rate					4.10%
Banco Santander, S.A., March 2018 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount						€ 1,499.8
Interest rate						4.75%	4.75%	4.75%
Banco Santander, S.A., March 2018 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate						4.097%	4.097%	4.097%
Banco Santander, S.A., February 2019 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount				€ 1,056.0					$ 1,200.0
Interest rate				7.50%		7.50%	7.50%	7.50%	7.50%
Subordinated issue, initial interest rate term				5 years		5 years
Subordinated issue, adjustment to reference rate				4.989%					4.989%
Subordinated issue, SOFR Spread Ajusted ICE Swap term				5 years
Subordinated issue, interest rate reprice term						5 years
Banco Santander, S.A., February 2019 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount | $							$ 1,199.6
Interest rate						7.50%	7.50%	7.50%
Banco Santander, S.A., February 2019 | SOFR Spread Adjusted ICE Swap Term | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate						4.989%	4.989%	4.989%
Banco Santander, S.A., January 2020 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate			4.375%			4.375%	4.375%	4.375%
Subordinated issue, initial interest rate term			6 years			6 years
Subordinated issue, adjustment to reference rate			4.534%
Subordinated issue, mid-swap rate term			5 years			5 years
Subordinated issue, interest rate reprice term			5 years			5 years
Banco Santander, S.A., January 2020 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount						€ 1,487.6
Interest rate						4.375%	4.375%	4.375%
Banco Santander, S.A., January 2020 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate						4.534%	4.534%	4.534%
Banco Santander, S.A., May 2021 | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate		4.75%
Subordinated issue, initial interest rate term		6 years
Subordinated issue, adjustment to reference rate		3.753%
Subordinated issue, interest rate reprice term		5 years
Subordinated issue, UST rate term		5 years
Banco Santander, S.A., May 2021 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate						4.75%	4.75%	4.75%
Subordinated issue, initial interest rate term						6 years
Subordinated issue, mid-swap rate term						5 years
Subordinated issue, interest rate reprice term						5 years
Banco Santander, S.A., May 2021 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount | $							$ 1,000.0
Interest rate						4.75%	4.75%	4.75%
Banco Santander, S.A., May 2021 | 5-Year UST Rate (US Dollar) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate						3.753%	3.753%	3.753%
Banco Santander, S.A., May 2021 | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate		4.125%
Subordinated issue, initial interest rate term		7 years
Subordinated issue, adjustment to reference rate		4.311%
Subordinated issue, mid-swap rate term		5 years
Subordinated issue, interest rate reprice term		5 years
Banco Santander, S.A., May 2021 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate						4.125%	4.125%	4.125%
Subordinated issue, initial interest rate term						7 years
Subordinated issue, mid-swap rate term						5 years
Subordinated issue, interest rate reprice term						5 years
Banco Santander, S.A., May 2021 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount						€ 750.0
Interest rate						4.125%	4.125%	4.125%
Banco Santander, S.A., May 2021 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate						4.311%	4.311%	4.311%
Banco Santander, S.A., September 2021 | Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate	3.625%
Subordinated issue, initial interest rate term	8 years
Subordinated issue, adjustment to reference rate	3.76%
Subordinated issue, mid-swap rate term	5 years
Subordinated issue, interest rate reprice term	5 years
Banco Santander, S.A., September 2021 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate						3.625%	3.625%	3.625%
Subordinated issue, initial interest rate term						8 years
Subordinated issue, mid-swap rate term						5 years
Subordinated issue, interest rate reprice term						5 years
Banco Santander, S.A., September 2021 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount						€ 999.6
Interest rate						3.625%	3.625%	3.625%
Banco Santander, S.A., September 2021 | 5-Year Mid-Swap Rate (Euro) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate						3.76%	3.76%	3.76%
Banco Santander, S.A., November 2023 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate						9.625%	9.625%	9.625%
Subordinated issue, initial interest rate term						5 years 6 months
Subordinated issue, interest rate reprice term						5 years
Subordinated issue, UST rate term						5 years
Banco Santander, S.A., November 2023 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount | $							$ 1,150.0
Interest rate						9.625%	9.625%	9.625%
Banco Santander, S.A., November 2023 | 5-Year UST Rate (US Dollar) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate						53060.00%	53060.00%	53060.00%
Banco Santander, S.A., November 2023 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Interest rate						9.625%	9.625%	9.625%
Subordinated issue, initial interest rate term						10 years
Subordinated issue, interest rate reprice term						5 years
Subordinated issue, UST rate term						5 years
Banco Santander, S.A., November 2023 | Fixed rate debt | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount | $							$ 1,350.0
Interest rate						9.625%	9.625%	9.625%
Banco Santander, S.A., November 2023 | 5-Year UST Rate (US Dollar) | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Subordinated issue, adjustment to reference rate						52980.00%	52980.00%	52980.00%
Santander Finance Preferred, S.A. (Unipersonal), September 2004 | CMS10 | Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount						€ 144.0
Interest rate						8.00%	8.00%	8.00%
Variable interest rate						0.05%	0.05%	0.05%